Reinsurance Level 4 Reinsurance Recoverables (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Jun. 01, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		$ 29,564	$ 28,824		$ 22,615
Life Insurance Recoveries on Ceded Reinsurance Contracts	$ 546	731	1,412	$ 1,150
Retirement Plans and Individual Life Businesses [Member] | Life and Annuity Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		19,354	19,534
Retirement [Member] | Mass Mutual [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		8,100	8,000
Individual Life [Member] | Prudential [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		11,300	11,500
Fixed Annuity [Member] | Global Atlantic [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		9,000	8,100
Fixed Annuity [Member] | Global Atlantic [Member] | Life and Annuity Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		8,969	8,147
Continuing Operations [Member] | Life Annuity Accident and Health Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables		$ 1,241	$ 1,143